Subsequent Events (Details) - Disposal group, disposed of by sale, not discontinued operations [member] $ in Millions	Sep. 28, 2024 USD ($)
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration	$ 659
Subsequent Event | The Flash Business of Western Digital Corporation [Member] | San disk semi conductor shanghai co ltd
Subsequent Event [Line Items]
Disposal group, percent of ownership sold	80.00%
Disposal group, including discontinued operation, consideration	$ 624